Lines of Credit and Debt - Cash Convertible Notes due 2019, 2021, 2023 and 2024 (Details)				12 Months Ended
	Nov. 13, 2018 USD ($)	Sep. 13, 2017 USD ($)	Mar. 19, 2014 USD ($)	Dec. 31, 2018 USD ($) trading_day $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($)	Dec. 31, 2014 USD ($)
Debt Instrument [Line Items]
Proceeds from long-term debt, net of issuance costs				$ 0	$ 329,875,000	$ 0
Maximum
Debt Instrument [Line Items]
Stated interest rate				1.20%
Call Option
Debt Instrument [Line Items]
Derivative liability fair value				$ 399,300,000
Cash Convertible Notes
Debt Instrument [Line Items]
Threshold trading days | trading_day				20
Consecutive trading days | trading_day				30
Threshold percentage of stock price trigger				130.00%
Redemption price percentage				100.00%
Percentage of principal amount outstanding				20.00%
Cash Convertible Notes | 2019, 2021, 2023 and 2024 Notes
Debt Instrument [Line Items]
Cash settlement amount period				50 days
Cash Convertible Notes | 2019 and 2021 Notes
Debt Instrument [Line Items]
Convertible debt			$ 730,000,000
Proceeds from issuance of debt			680,700,000
Repayments of debt			372,500,000
Consecutive trading days | trading_day				10
Threshold percentage of stock price trigger				98.00%
Threshold business period				5 days
Number of shares used in conversion ratio | shares				7,063.1647
Debt principal amount used in conversion ratio							$ 200,000,000
Convertible debt, conversion price (in dollars per share) | $ / shares				$ 28.32
Debt issuance cost			13,100,000
Cash Convertible Notes | 2019 and 2021 Notes | Call Option
Debt Instrument [Line Items]
Derivative liability fair value							$ 105,200,000
Cash Convertible Notes | 2019 Notes
Debt Instrument [Line Items]
Convertible debt			430,000,000
Stated interest rate					0.375%
Term of debt instrument							5 years
Effective interest rate							2.937%
Cash Convertible Notes | 2021 Notes
Debt Instrument [Line Items]
Convertible debt			$ 300,000,000
Stated interest rate					0.875%
Number of shares used in conversion ratio | shares				7,063.1647
Debt principal amount used in conversion ratio				$ 200,000
Convertible debt, conversion price (in dollars per share) | $ / shares				$ 28.32
Debt converted in period				$ 3,200,000
Term of debt instrument							7 years
Effective interest rate							3.809%
Cash Convertible Notes | 2023 and 2024 Notes
Debt Instrument [Line Items]
Consecutive trading days | trading_day				20
Threshold percentage of stock price trigger				25.00%
Threshold business period				10 days
Cash Convertible Notes | 2023 Notes
Debt Instrument [Line Items]
Convertible debt		$ 400,000,000
Proceeds from long-term debt, net of issuance costs		$ 365,600,000
Stated interest rate					0.50%
Number of shares used in conversion ratio | shares					4,829.7279
Debt principal amount used in conversion ratio					$ 200,000,000
Convertible debt, conversion price (in dollars per share) | $ / shares					$ 42.4102
Term of debt instrument				6 years
Effective interest rate					3.997%
Debt issuance cost					$ 6,200,000
Cash Convertible Notes | 2023 Notes | Call Option
Debt Instrument [Line Items]
Derivative liability fair value					$ 74,500,000
Cash Convertible Notes | 2024 Notes
Debt Instrument [Line Items]
Convertible debt	$ 500,000,000
Proceeds from issuance of debt	$ 470,000,000
Stated interest rate					1.00%
Number of shares used in conversion ratio | shares				4,360.3098
Debt principal amount used in conversion ratio				$ 200,000,000
Convertible debt, conversion price (in dollars per share) | $ / shares				$ 45.8683
Effective interest rate				4.782%
Debt issuance cost				$ 5,700,000
Debt issuance costs accrued				600,000
Cash Convertible Notes | 2024 Notes | Call Option
Debt Instrument [Line Items]
Derivative liability fair value				$ 98,500,000